Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	$ 286,311	$ 275,911
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	3,651	11,563
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	18,927	12,123
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	192,984	174,786
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,704	2,846
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	308,889	299,597
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	194,688	177,632
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	250,566	251,484
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	3,651	11,245
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	18,927	11,755
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	273,144	274,484
Commercial Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	35,745	24,427
Commercial Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net		318
Commercial Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net		368
Commercial Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	35,745	25,113
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	157,138	147,197
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	1,704	2,846
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	158,842	150,043
Construction Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	20,551	13,435
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	20,551	13,435
Consumer Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	15,295	14,154
Consumer Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Net	$ 15,295	$ 14,154